Initial Public Offering (Details) - USD ($)		12 Months Ended
	Mar. 21, 2022	Mar. 31, 2025
Initial Public Offering [Line Items]
Number of shares issued	1
Exercise price warrants (in Dollars per share)	$ 11.5	$ 0.01
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Business Combination [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of shares of right issued	5,750,000
Purchase price, per unit (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 57,500,000
Number of shares of right issued		5,750,000
Initial Public Offering [Member] | Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Public Rights [Member]
Initial Public Offering [Line Items]
Number of shares issued	1